Leases - Schedule of Future Lease Liability Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	$ 2,511,834
Future financing (expenses)	(527,590)
Total minimum net lease liability payments	1,984,244
Up to one year [Member]
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	406,060 [1]
From 1 to 5 years [Member]
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	1,017,860
More than 5 years [Member]
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	$ 1,087,914

[1]	This value includes principal and interest.